SIGNIFICANT ACCOUNTING POLICIES (Schedule of Weighted Average Assumptions Used to Calculate Fair Value of Company's Stock Options) (Details) - Employee Stock Option [Member]	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	1.21%	1.10%	0.81%
Dividend yields	0.00%	0.00%	0.00%
Expected volatility	34.00%	40.00%	44.00%
Weighted average expected term from grant date (in years)	3 years 10 months 10 days	3 years 8 months 19 days	3 years 11 months 5 days